Note 9 - Deposits - Scheduled Maturities of Time Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
2022	$ 144,016
2023	25,496
2024	16,640
2025	6,533
2026	6,040
Total	$ 198,725	$ 295,750